Expense Example - Investor A, C, Institutional and Class R - BlackRock U.S. Government Bond Portfolio	Jan. 28, 2021 USD ($)
Investor A Shares
Expense Example:
Expense Example, with Redemption, 1 Year	$ 480
Expense Example, with Redemption, 3 Years	695
Expense Example, with Redemption, 5 Years	926
Expense Example, with Redemption, 10 Years	1,591
Investor C Shares
Expense Example:
Expense Example, with Redemption, 1 Year	260
Expense Example, with Redemption, 3 Years	546
Expense Example, with Redemption, 5 Years	958
Expense Example, with Redemption, 10 Years	1,902
Institutional Shares
Expense Example:
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	226
Expense Example, with Redemption, 5 Years	408
Expense Example, with Redemption, 10 Years	935
Class R Shares
Expense Example:
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	404
Expense Example, with Redemption, 5 Years	721
Expense Example, with Redemption, 10 Years	$ 1,620